Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
Supplemental Disclosure on the Consolidated Statements of Cash Flows

Note 38 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2018, 2017 and 2016 are listed in the following table:

(In thousands)	2018	2017	2016

Income taxes paid	$4,116	$2,433	$3,763
Interest paid	296,757	221,432	212,353
Non-cash activities:
Loans transferred to other real estate	47,965	82,035	117,334
Loans transferred to other property	43,645	27,407	28,614
Total loans transferred to foreclosed assets	91,610	109,442	145,948
Loans transferred to other assets	16,843	7,514	4,319
Financed sales of other real estate assets	16,779	11,237	15,452
Financed sales of other foreclosed assets	17,867	8,435	17,351
Total financed sales of foreclosed assets	34,646	19,672	32,803
Transfers from loans held-in-portfolio to loans held-for-sale	-	2,472	7,249
Transfers from loans held-for-sale to loans held-in-portfolio	20,938	1,705	5,947
Loans securitized into investment securities[1]	506,685	462,033	775,612
Trades receivables from brokers and counterparties	40,088	7,514	46,630
Trades payable to brokers and counterparties	64	2	102
Receivables from investments securities	70,000	70,000	-
Recognition of mortgage servicing rights on securitizations or asset transfers	10,223	7,661	10,884
Interest capitalized on loans subject to the temporary payment moratorium	481	46,944	-
Loans booked under the GNMA buy-back option	384,371	790,942	91,255
Gain from the FDIC Termination Agreement	102,752	-	-
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

The following table provides a reconciliation of cash and due from banks, and restricted cash reported within the Consolidated Statement of Financial Condition that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.

(In thousands)	December 31, 2018	December 31, 2017	December 31, 2016
Cash and due from banks	$353,936	$381,289	$351,532
Restricted cash and due from banks	40,099	21,568	10,862
Restricted cash in money market investments	9,216	9,772	11,803
Total cash and due from banks, and restricted cash[2]	$403,251	$412,629	$374,197
[2] Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.